Software Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Software Costs (Details) [Line Items]
Development costs			$ 260,565
Amortization of software costs	$ 0	$ 38,549
Impairment of software costs		91,931
Software and Software Development Costs [Member]
Software Costs (Details) [Line Items]
Impairment of software costs	$ 0	$ 196,315
MEV [Member]
Software Costs (Details) [Line Items]
Development costs			$ 521,839